Note 15 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,931,473	$ 1,729,031
Operating earnings (loss)	127,568	104,962
Total assets	1,007,474	848,266
Income taxes	28,221	43,893
Interest	11,714	9,489
Increases in capital lease obligations	1,919	1,235
Rent expense	32,045	28,977
Franchisor Operations [Member]
Operating earnings (loss)	37,709	33,960
Depreciation and amortization	5,893	5,030
Total assets	128,627	109,889
Franchisor Operations [Member] | Franchisor [Member]
Revenues	132,079	122,620
Franchisor Operations [Member] | Franchise [Member]
Revenues	$ 4,496	$ 3,118